Business Combination Under Common Control - Transactions Recognised Separately from Acquisition of Assets and Assumption of Liabilities in Business Combination (Detail)	Dec. 31, 2016 ARS ($)
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Inventories	$ 181,795,914
Yguaz Cementos S.A. [member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Inventories	181,795,914
Trade accounts receivable	91,555,806
Other receivables	38,157,070
Cash and cash equivalents	207,927,790
Property, plant and equipment	1,936,279,436
Intangible assets	339,070
Trade accounts receivable	84,063
Other receivables	79,819,925
Trade and other payables	(319,240,220)
Borrowings	(1,476,726,832)
Payroll and social security payables	(4,936,114)
Tax liabilities	(11,046,537)
Deferred tax liabilities	(7,307,114)
Net Assets	$ 716,702,257